S000075026 [Member] Annual Fund Operating Expenses - Smead International Value Fund	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Class I1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.20%	[2]
Fee Waiver or Reimbursement	(0.04%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.16%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.28%	[2]
Fee Waiver or Reimbursement	(0.27%)	[3],[4]
Net Expenses (as a percentage of Assets)	2.01%
Class I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.29%	[5]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.15%	[2]
Fee Waiver or Reimbursement	(0.04%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.11%	[5]
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	1.82%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.83%	[2]
Fee Waiver or Reimbursement	(1.57%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.26%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.01%	[2]
Fee Waiver or Reimbursement	0.00%	[3],[4]
Net Expenses (as a percentage of Assets)	1.01%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.47%	[2]
Fee Waiver or Reimbursement	(0.04%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.43%

[1]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of investing in shares of one or more underlying investment companies.
[2]
Total Annual Fund Operating Expenses (before fee waivers/expense reimbursements) may not correlate to the ratio of expenses to average net assets (before waivers and recoupment of expenses) as reported in the “Financial Highlights” section of this Prospectus because (i) the financial highlights reflect actual shareholder servicing fees incurred by the Fund for each share class and this fee table reflects the shareholder servicing fee currently authorized by the Fund for each share class, and (ii) the financial highlights do not include Acquired Fund Fees and Expenses.

[3]
The fee waivers/expense reimbursements shown in the table above do not correlate to the fee waivers/expense reimbursements and recoupments shown in the Smead Funds’ SAI because the Fund’s Shareholder Servicing Fee is accrued at the maximum rate possible for each share class, but is then adjusted at the end of the Fund’s fiscal year to reflect the amount actually incurred by each share class. This results in higher Total Annual Fund Operating Expenses being shown in the table above, which in turn impacts the fee waiver/expense reimbursement shown.

[4]	Pursuant to the terms of an operating expense limitation agreement between the Fund and Smead Capital Management, Inc. (the “Adviser”), the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, expenses of leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% for Investor Class shares, 1.42% for Class A shares, 2.00% for Class C shares, 1.15% for Class I1 shares, 1.10% for Class I2 shares and 1.00% for Class Y shares. The Adviser is permitted to recoup management fee waivers and/or expense payments made in the three calendar years from the date fees were waived or expenses were reimbursed, but only if such recoupment does not cause the Fund’s total expense ratio (taking into account the recoupment) to exceed the expense cap at the time such amounts were waived or the Fund’s then current expense cap. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and/or expenses. The current version of the OELA will go into effect April 1, 2026 for a one year period ending March 31, 2027 and, thereafter, will continue for additional successive terms of one year each, unless sooner terminated by the Board of Trustees, provided that such continuation is approved at least annually by the Board. The OELA may only be terminated prior to the end of a term by, or with the consent of, the Board of Trustees.
[5]	Class I2 shares have not commenced operations. These expenses are estimated based on the other expenses of the Class I1 shares for the fiscal year ended November 30, 2025.